Jun. 14, 2024
Emerging Markets Leaders Portfolio | Class IR Prospectus

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class IR
Advisory Fee	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	29.23%
Total Annual Fund Operating Expenses[1]	29.98%
Fee Waiver and/or Expense Reimbursement[1]	29.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.95%

The first footnote following the Example information under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

[1]  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class IR. The fee waivers and/or expense reimbursements will continue until at least June 18, 2025 or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on June 18, 2024.

The Example tables under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

If You SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class IR	$97	$4,875	$7,564	$10,202
If You HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class IR	$97	$4,875	$7,564	$10,202

If You HELD Your Shares
Please retain this supplement for future reference.